S000081637 [Member] Investment Strategy - iShares MSCI Emerging Markets Value Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI Emerging Markets Value Factor Select Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI Emerging Markets Index (the “Parent Index”). The Parent Index is designed to measure equity market performance in the global emerging markets, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to measure the performance of securities in the
Parent Index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector, while covering approximately 30% of the market capitalization within each country in the Parent Index, and within the selected universe of value securities, an emphasis is put on those securities with relatively higher quality characteristics.
To construct the Underlying Index, the Index Provider calculates a “value score” for each security in the Parent Index using three fundamental variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. The Index Provider also calculates a “quality score” for each security in the Parent Index using three fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage. The Index Provider then selects securities that have higher value scores until it covers approximately 30% of the market capitalization within each country in the Parent Index subject to certain additional constraints. The Index Provider then assigns weights to the selected securities by multiplying each security’s market capitalization weight in the Parent Index by a
“tilt score”. The tilt score for selected securities is based on (i) a “value coverage score,” calculated as the corresponding cumulative weight within the Parent Index when sorted by the value score in descending order, (ii) a “quality coverage score,” calculated as the corresponding cumulative weight within the top 30% of the value universe when sorted by the highest quality score, and (iii) relative position based on market capitalization. The resulting weights are then normalized so that component weights in the Underlying Index sum to 100%. Additionally, the Index Provider applies a 5% cap on any individual issuer and other constraints, such as country and sector weight limits relative to the Parent Index and turnover thresholds. The Underlying Index is reviewed and rebalanced on a semi-annual basis.
As of August 31, 2025, the Underlying Index consisted of securities from the following emerging market countries or regions: Brazil, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.